Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Lessee, Lease, Description [Line Items]
Schedule of Supplemental Consolidated Balance Sheet Information Related to Leases
The following table sets forth supplemental condensed consolidated balance sheets information related to leases:

(in thousands)	Classification	June 30, 2026	December 31, 2025

Assets:
Operating lease assets	Right-of-use assets	$45,834	$48,739

Total lease assets		$45,834	$48,739

Liabilities:
Current:
Operating	Other current liabilities	$6,718	$10,470
Noncurrent:
Operating	Noncurrent lease liabilities	40,469	39,922

Total lease liabilities		$47,187	$50,392

HMH Holding BV And Subsidiaries [Member]
Lessee, Lease, Description [Line Items]
Schedule of Supplemental Consolidated Balance Sheet Information Related to Leases
The following table sets forth supplemental consolidated balance sheet information related to leases as of December 31, 2025 and 2024:

	Classification	2025	2024

Assets
Operating lease assets	Right-of-use assets	$48,739	$34,673

Total lease assets		$48,739	$34,673

Liabilities
Current
Operating	Other current liabilities	$10,470	$8,114
Noncurrent
Operating	Noncurrent lease liabilities	39,922	27,052

Total lease liabilities		$50,392	$35,166

Schedule of the components of lease expense
The following table sets forth a summary of the components of lease expenses for the years ended December 31, 2025 and 2024:

Lease cost	Classification	2025	2024
Operating lease cost	Selling, general and administrative expenses	$11,261	$9,708
Sublease income	Service revenue	—	544

Net lease cost		$11,261	$9,164

Schedule of Lessee, Operating Lease, Liability, to be Paid, Maturity
The following table sets forth the maturities of operating lease liabilities as of December 31, 2025:

Operating lease
2026	$11,045
2027	9,594
2028	7,952
2029	5,428
2030	4,539
Thereafter	40,930

Total lease payments	$79,488

Less: present value discount	(29,096)

Present value of lease liabilities	$50,392

Schedule of Weighted Average Remaining Term and Weighted Average Discount Rates
The following table sets forth the weighted-average remaining term and weighted average discount rates related to leases as of December 31, 2025 and 2024:

	2025	2024
Weighted-average remaining lease term (years)	13.69	6.65
Weighted-average discount rate	7%	6%